Loans (Allowance For Loan And Lease Loss, By Loan Category) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,875	$ 4,280
Charge-offs	943	1,189
Recoveries	2	24
Net charge-offs	941	1,165
Provision for loan and lease losses	1,486	1,819
Amount for unfunded commitments	(115)	(59)
Balance at end of period	5,305	4,875
Commercial And Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,523
Charge-offs	51	51
Recoveries
Balance at end of period	2,148	1,523
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	3,086
Charge-offs	815	1,127
Recoveries		20
Balance at end of period	2,756	3,086
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	245
Charge-offs	52
Recoveries
Balance at end of period	194	245
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	21
Charge-offs	16	2
Recoveries		3
Balance at end of period	12	21
Guaranteed Student Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs
Recoveries
Balance at end of period	195
Overdrafts [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs	9	9
Recoveries	$ 2	$ 1